Income Taxes - Schedule of Temporary Differences That Give Rise to Significant Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Net operating losses	$ 194,027	$ 182,992
Capitalized research and development expenses	15,854	21,444
Credit carryforwards	144,823	93,113
Depreciation	2,557	2,128
Deferred compensation	12,463	11,664
Accrued expenses	3,601	1,807
Deferred revenue	21,935	10,999
Other temporary differences	25,276	17,235
Total gross deferred tax assets	420,536	341,382
Valuation allowance	(414,558)	(326,577)	$ (257,489)	$ (207,304)
Net deferred tax assets	5,978	14,805
Deferred tax liabilities
Intangible assets	(1,428)	(2,667)
Debt discount	$ (4,550)	$ (12,138)